Treasury Stock - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Capitalization, Equity [Line Items]
Share Repurchase Plan, shares repurchased (in shares)	0	3,448,482	815,525
American Depository Shares
Schedule of Capitalization, Equity [Line Items]
Share Repurchase Plan, shares repurchased (in shares)	0	3,448,482	815,525
Business acquisition, shares issued	0	0	223,161